Acquisition and Disposition of Companies	12 Months Ended
Dec. 31, 2017
Acquisition And Disposition Of Companies
7. Acquisition and Disposition of Companies

(a) Oro Silver Resources Ltd.

(i) Acquisition of Oro Silver Resources Ltd.

On October 8, 2015, the Company entered into the Agreement for the Purchase of all the Shares of Oro Silver Resources Ltd. (“Oro Silver”) with Marlin Gold Mining Ltd. (“Marlin Gold”) which closed on October 30, 2015 (the “Share Purchase Agreement”). As consideration the Company issued 19 million common shares to Marlin Gold to acquire a 100% interest in Marlin Gold’s wholly-owned subsidiary, Oro Silver, which owns the El Compas project through its wholly owned Mexican subsidiary, Minera Oro Silver de Mexico SA de CV (“Minera Oro Silver”). On each of the first three anniversaries of the closing date of the Share Purchase Agreement, 55 troy ounces of gold (or the U.S. dollar equivalent) shall be paid by the Company to Marlin Gold or to any of its subsidiaries. Certain mineral concessions named Altiplano included a 3% NSR royalty and a buy back option. Marlin Gold retained the Altiplano royalty and buy back option, and shall receive a 1.5% NSR on all non-Altiplano claims that currently have no royalties associated with them. The closing of the Share Purchase Agreement resulted in Marlin Gold becoming an Insider of the Company, at that time, by virtue of having a 10.79% interest in the Company as at the closing date of October 30, 2015.

The Share Purchase Agreement was considered to be outside the scope of IFRS 3 Business Combinations since Oro Silver did not meet the definition of a business, and as such, the transaction was accounted for as an asset acquisition.

(ii) Sale of Oro Silver Resources Ltd.

On May 6, 2016, the Company entered into a Purchase and Sale Agreement with Endeavour Silver Corp., a company sharing one common director, (“Endeavour”) which closed on May 27, 2016 pursuant to which the Company sold to Endeavour 100% of the shares of the Company’s wholly-owned subsidiary, Oro Silver, which indirectly holds a 100% interest in the El Compas project in Zacatecas, Mexico, in consideration for 2,147,239 common shares of Endeavour (the “Sale Transaction”) with a fair value of CAD$3.99 per share on May 27, 2016.

As additional consideration, Endeavour assumed the Company’s obligation to deliver an aggregate of 165 troy ounces of gold (or the US Dollar equivalent) to Marlin Gold in three equal payments of 55 troy ounces which are due in October 2016, 2017 and 2018. The foregoing gold delivery obligation was incurred by the Company in connection with its acquisition of Oro Silver from Marlin Gold (Note 7(a)(i)).

The reported gain on the sale of Oro Silver in 2016 is as follows:

Consideration received from sale of Oro Silver:
Fair value of common shares of Endeavour	$6,571
Derivative liability assumed by Endeavour (Note 7(a)(i))	200
		$6,771
Less:
Cost of disposition of Oro Silver:
Net assets of Oro Silver	1,873
Transaction costs	19
		(1,892)
Gain from disposition of subsidiary		$4,879

The reported net income (loss) from discontinued operations from the sale of Oro Silver is as follows:

	December 31,
	2017	2016	2015

Amortization	$-	$(2)	$(1)
Foreign exchange gain	-	5	-
Legal	-	(3)	-
Office and sundry	-	(7)	(4)
Rent	-	(3)	-
Salaries and management	-	(13)	-
Property investigation	-	(5)	-
Gain from disposition of subsidiary	-	4,879	-
Loss from derivative liability	-	(25)	-
Net income (loss) from discontinued operations	$-	$4,826	$(5)

The reported cash flows from discontinued operations from the sale of Oro Silver are as follows:

	December 31,
	2017	2016	2015
Cash provided from (used by) discontinued operations:

Operations:
Net income (loss) from discontinued operations	$-	$4,826	$(5)
Items not involving cash:
Amortization	-	2	1
Foreign currency translation	-	(14)	-
Gain from disposition of subsidiary	-	(4,879)	-
Loss from derivative liability	-	25	-
	-	(40)	(4)
Changes in non-cash working capital items:
Receivables and prepaids	-	(8)	-
Accounts payable and accrued liabilities	-	(7)	13
Operating cash flow (used by) provided from discontinued operations	$-	$(55)	$9

Investing:
Mineral property interests, net of recoveries	$-	$(409)	$(262)
Cash used by investing activities from discontinued operations	$-	$(409)	$(262)

(b) American Innovative Minerals, LLC

On March 20, 2017, the Company entered into and closed the Membership Interest Purchase Agreement with AIM (the “Membership Agreement”) whereby the Company acquired 100% legal and beneficial interests in mineral properties located in Nevada, Idaho and Utah for a total cash purchase price of $2 million in cash and honouring pre-existing NSRs.

Certain of the mineral properties are subject to royalties. For the Fondaway Canyon project, it bears both a 3% NSR and a 2% NSR. The 3% NSR has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out. A balance of $425,000 with a fair value of $183,000 was outstanding upon the closing of the Membership Agreement and a remaining balance of $390,000 remains payable as at December 31, 2017. The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

The Membership Agreement was considered to be outside the scope of IFRS 3 Business Combinations since AIM did not meet the definition of a business, and as such, the transaction was accounted for as an asset acquisition.

The following table sets forth an allocation of the purchase price to assets acquired and liabilities assumed, based on their fair values at the date of acquisition in March 2017:

American Innovative Minerals, LLC

Assets:
Mineral property interests	$2,183

Total	$2,183

Consideration paid for AIM in March 2017:

Cash	$2,000
Obligation for deferred royalty payments	183

Total consideration	$2,183